Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Details of inventories
(1)	Details of inventories as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	December 31, 2024				December 31, 2023
	Acquisition cost		Valuation allowance	Carrying amount	Acquisition cost	Valuation allowance	Carrying amount
Merchandise	₩	191,323	(8,121)	183,202	174,255	(7,641)	166,614
Supplies		26,581	—	26,581	13,195	—	13,195

	₩	217,904	(8,121)	209,783	187,450	(7,641)	179,809

Amount of the inventory write-downs charged to the consolidated statement of income and write-off of inventories
(2)	The amount of the inventory write-downs and write-off of inventories charged to statement of income are as follows:

(In millions of won)
	2024		2023	2022
Charged to cost of products that have been resold	₩	1,592	2,033	2,297
Write-off upon sale		(1,106)	(8)	(756)
There are no significant reversals of inventory write-downs for the periods presented.

(3)
Inventories recognized as operating expenses for the years ended December 31, 2024, 2023, and 2022 are ₩1,323,907 million, ₩1,264,302 million, and ₩1,266,271 million, respectively, which are included in the cost of goods sold.